Income Tax (Details) $ in Millions	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Income Tax [Line Items]
Profit tax rate	8.25%
Losses carried forward amount (in Yuan Renminbi)
Deferred tax assets
Penalties
Unrecognized tax benefits
PRC [Member]
Income Tax [Line Items]
Percentage of domestic and foreign invested enterprises	25.00%
Percentage of global income tax rate	25.00%
Hong Kong [Member]
Income Tax [Line Items]
Profit tax rate	16.50%
Profits tax rate, assessable profits (in Dollars) | $	$ 2